CONESTOGA FUNDS

                            Conestoga Small Cap Fund

                        Prospectus dated October 1, 2002

                   Prospectus Supplement dated August 1, 2003

I. Under the section entitled "Purchase Procedures" on pages 8 and 9, please replace the paragraphs prior to the sub-section entitled "Pre-Authorized Investment Plan" with the following:

If you choose to purchase shares of the Fund through an Authorized Dealer, you should contact him or her in person or by telephone. If you wish to purchase shares directly through the Fund, you can do so by mail or by telephone once you have established an account. To establish an account, complete an account application and mail it with a check, bank draft or money order to:


[ ] By Regular U.S.             Conestoga Small Cap Fund
    or Overnight mail           c/o Mutual Shareholder Services
                                8869 Brecksville Road, Suite C
                                Brecksville, OH 44141

The Fund will not accept third-party checks (originally payable to someone other than you or the Fund).

Additional purchases may be made by mail, using the addresses above, or by calling 1-800-320-7790. Payment for additional shares must be made by check, bank draft, money order or by wire. To pay by wire, you should:

By wire Call the Fund at 1-800-320-7790 prior to the close of regular trading on the NYSE before wiring any funds to give notice of the purchase. Specify the number or dollar amount of shares that you wish to buy, and wire funds to:

                                Conestoga Small Cap Fund.
                                ABA #:  042000013
                                Account #: 130100788947

                         Funds must be wired the same day that your trade is placed. For initial purchases, please contact the Fund at 1-800-320-7790 prior to wiring funds.

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II. Please replace the section entitled "Redemption Procedures" on page 10 with the following:

Redemption Procedures                   Instructions

Method of Redemption     To redeem your shares by mail, you should send the Fund
                         a signed letter of instruction indicating your fund account number, amount of redemption, and where to send the proceeds. Please make sure all parties required to sign the or redemption request have done so. Send your request to:

[ ] By Regular U.S.             c/o Mutual Shareholder Services
    Overnight mail              8869 Brecksville Road, Suite C
                                Brecksville, OH 44141


[ ] By telephone         To redeem your shares by telephone, call the Fund at
                         1-800-320-7790 or your Authorized Dealer between the hours of 9:30 a.m. and 4:00 p.m. Eastern Time on any business day.

                         You may redeem your shares by telephone only if you have authorized telephone redemption on your account application.




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


III. Please replace the back cover page of the Prospectus with the following:

Conestoga
Small Cap Fund
Five Tower Bridge
300 Barr Harbor Drive, Suite 560
West Conshohocken, PA  19428
1-800-320-7790

INVESTMENT ADVISER                       INDEPENDENT AUDITORS
Conestoga Capital Advisors, LLC          McCurdy & Associates CPA's, Inc.
Five Tower Bridge                        27955 Clemens Road
300 Barr Harbor Drive, Suite 560         Westlake, OH  44145
West Conshohocken, PA  19428
TRANSFER AGENT, SHAREHOLDER SERVICING    COUNSEL
AGENT and DIVIDEND DISBURSING AGENT      Kramer Levin Naftalis & Frankel LLP
Mutual Shareholder Services              919 Third Avenue
8869 Brecksville Road, Suite C           New York, NY 10022
Brecksville, OH 44141

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street, M.L. CN-OH-W6TC
Cincinnati, OH  45202

      The SAI, which provides a more complete discussion of several of the matters contained in this Prospectus, is incorporated by reference. To obtain a free copy of the SAI or any financial report, or to make any other inquiries about the Fund, you may call the Fund at 1-800-320-7790 or write to the Fund at Conestoga Funds, Five Tower Bridge, 300 Barr Harbor Drive, Suite 560, West Conshohocken, PA 19428, or call your Authorized Dealer.

      You may also review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 to obtain information on the operation of the SEC's Public Reference Room. This information is also available on the SEC's Internet site at http://www.sec.gov. Copies may also be obtained upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20459-0102.

      You may also obtain a copy of the Fund's prospectus from Conestoga Funds' worldwide web site at http://www.conestogacapital.com.

                  Investment Company Act File No. 811-21120



    Please keep this Supplement with your Prospectus for future reference.



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

                                 CONESTOGA FUNDS

                       Statement of Additional Information
                              Dated October 1, 2002

                         Supplement Dated August 1, 2003

I. Please replace the cover page with the following:

This Statement of Additional Information ("SAI") is not a prospectus, but should be read in conjunction with the prospectus of Conestoga Funds dated October 1, 2002 (the "Prospectus"). This SAI is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing Conestoga Funds at Five Tower Bridge, 300 Barr Harbor Drive, Suite 560, West Conshohocken, PA 19428, or by calling toll free 1-800-320-7790.

INVESTMENT ADVISER                       INDEPENDENT AUDITORS
Conestoga Capital Advisors, LLC          McCurdy & Associates CPA's, Inc.
Five Tower Bridge                        27955 Clemens Road
300 Barr Harbor Drive, Suite 560         Westlake, OH  44145
West Conshohocken, PA  19428

TRANSFER AGENT, SHAREHOLDER SERVICING    COUNSEL
AGENT and DIVIDEND DISBURSING AGENT      Kramer Levin Naftalis & Frankel LLP
Mutual Shareholder Services              919 Third Avenue
8869 Brecksville Road, Suite C           New York, NY 10022
Brecksville, OH 44141

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street, M.L. CN-OH-W6TC
Cincinnati, OH  45202


                                TABLE OF CONTENTS

INVESTMENT OBJECTIVE, POLICIES AND LIMITATIONS...............................2
Valuation of Portfolio Securities...........................................12
Performance.................................................................13
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..............................16
DIVIDENDS AND DISTRIBUTIONS.................................................17
TRUSTEES AND OFFICERS.......................................................24
ADDITIONAL INFORMATION......................................................32
FINANCIAL STATEMENTS........................................................34
APPENDIX A.................................................................A-1

II. Please replace the second paragaph under the section entitled "Investment Advisory Agreement" on page 27 with the following:

Under the terms of the Advisory Agreement, Conestoga Capital pays all fund expenses except Rule 12b-1 fees, fees and expenses of the Independent Trustees, taxes, interest and extraordinary expenses. The Advisory Agreement also provides that Conestoga Capital supervises and assists in the overall management of the Trust's affairs subject to the authority of the Board. Overall management of the Trust's affairs includes providing day-to-day administrative services necessary for the operation of the Trust and the Fund. Pursuant to the Advisory Agreement, the Fund pays Conestoga Capital a monthly fee calculated at an annual rate of 1.20% of the Fund's average daily net assets.

III. Please replace the section on page 29 entitled "Distributor" with the following:

Distributor.

The Trust will act as a self-distributor of its shares.

IV. Please replace the section on page 30 entiltled "Administrator, Transfer Agent, Shareholder Servicing Agent, Dividend Disbursing Agent and Accounting Servicing Agent" with the following:

Transfer Agent, Shareholder Servicing Agent, Dividend Disbursing Agent and Accounting Servicing Agent.

Mutual Shareholder Services, LLC ("MSS") serves as the Trust's transfer agent, shareholder servicing agent, dividend disbursing agent and accounting servicing agent pursuant to agreements dated July 15, 2003 between the Trust, Conestoga Capital and MSS. Under the Transfer Agent Agreement, MSS agrees to, among other things, issue and redeem shares of the Fund, prepare and transmit payments for dividends and distributions declared by the Trust, maintain shareholder accounts and mail proxy materials, prospectuses and shareholder reports to the Fund's shareholders. Under the Accounting Services Agreement, MSS will, among other things, calculate the Fund's daily net asset value, maintain and keep the Trust's books and records and provide the data necessary for the preparation of regulatory filings, financial statements and tax returns. Unless otherwise terminated, both agreements will remain in effect for three (3) years. Any party has the option to terminate either agreement without penalty upon sixty (60) days' written notice to the other parties.

As compensation for its services, MSS will receive fees from Conestoga Capital. Accounting services fees are paid under a schedule based on the level of assets of the Fund. Transfer agent and shareholder servicing fees are based on the number of shareholders in the Funds with a minimum charge of $775 per month. Shareholder servicing fees are subject to discounts as the assets of the Fund increase. Under the agreements, Conestoga Capital also agrees to reimburse MSS for reasonable and necessary out-of-pocket expenses or advances in connection with the performance of the agreements.


 Please keep this Supplement with your Statement of Additional Information for future reference.



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